Note 43	6 Months Ended
Jun. 30, 2026
Impairment or reversal of impairment on non financial assets [Abstract]
Disclosure of Impairment or reversal of impairment on non financial assets [Text Block]
43.    Impairment or reversal of impairment on non-financial assets
The impairment losses on non-financial assets broken down by the nature of those assets in the condensed consolidated income statements are as follows:

IMPAIRMENT OR REVERSAL OF IMPAIRMENT ON NON-FINANCIAL ASSETS (MILLIONS OF EUROS)

	June 2026	June 2025
Tangible assets	(2)	—
Intangible assets	7	4
Others	2	—
Total	7	5